Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND
Central Index Key	0000882381
Amendment Flag	false
Document Creation Date	Feb. 28, 2013
Document Effective Date	Feb. 28, 2013
Prospectus Date	Feb. 28, 2013
Global Fixed Income Opportunities Fund | Global Fixed Income Opportunities Fund | Class A
Risk/Return:
Trading Symbol	DINAX
Global Fixed Income Opportunities Fund | Global Fixed Income Opportunities Fund | Class B
Risk/Return:
Trading Symbol	DINBX
Global Fixed Income Opportunities Fund | Global Fixed Income Opportunities Fund | Class L
Risk/Return:
Trading Symbol	DINCX
Global Fixed Income Opportunities Fund | Global Fixed Income Opportunities Fund | Class I
Risk/Return:
Trading Symbol	DINDX